Intangible assets	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
11. Intangible assets:

		Accumulated	Net book
December 31, 2016	Cost	amortization	value
Patents and trademarks	$20,770	$5,093	$15,677
Technology	4,735	3,068	1,667
Customer contracts	11,419	6,053	5,366
Other intangibles	319	171	148
Total	$37,243	$14,385	$22,858

		Accumulated	Net book
December 31, 2015	Cost	amortization	value
Patents and trademarks	$16,964	$4,094	$12,870
Technology	4,862	2,663	2,199
Customer contracts	12,025	4,952	7,073
Other intangibles	283	118	165
Total	$34,134	$11,827	$22,307

Based on declining revenue and operating results, which were impacted by lower oil prices, the Company concluded there were impairment indicators as of November 30, 2016 and November 30, 2015 requiring the performance of a long-lived assets impairment test for trademarks, customer contracts, and technology. The Company completed its assessments at November 30, 2016 and November 30, 2015, respectively, and concluded that intangible assets were not impaired.

During the year ended December 31, 2016, amortization of $3,179 (December 31, 2015 - $2,951; year ended December 31, 2014 - $4,560) was recognized in the statement of operations.